LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 USD ($) lease item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Liquidity And Capital Resources [Line Items]
Cash and cash equivalents, including restricted cash as of 31 December		$ 135,564	$ 72,483	$ 127,361
Undrawn and committed credit facilities		$ 132,000
Newbuildings on order for delivery	1	2	4	9
Total outstanding CAPEX related to newbuildings		$ 86,000	$ 51,000	$ 258,000
Value of borrowings		845,200	854,700	754,800
Scheduled minimum payments on mortgage debt and bank loans in 2018		89,000
Lease agreement amount		8,300	30,600
Japanese leasing providers
Liquidity And Capital Resources [Line Items]
Lease agreement amount		83,000
Bocomm Leasing
Liquidity And Capital Resources [Line Items]
Lease agreement amount		$ 58,000
Number of Leasing facilities | lease		2
Credit facility
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities		$ 132,000	$ 173,000	$ 279,000
Working capital facility
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities		45,000
Term facility I
Liquidity And Capital Resources [Line Items]
Value of borrowings		76,000
Term facility I | Hamburg Commercial Bank
Liquidity And Capital Resources [Line Items]
Value of borrowings		81,000
Term facility II | Hamburg Commercial Bank
Liquidity And Capital Resources [Line Items]
Value of borrowings		33,000
Bilateral borrowing facility | ABN AMRO Bank
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities		76,000
Bilateral borrowing facility | KFW
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities		11,000
TFA Facility 1
Liquidity And Capital Resources [Line Items]
Value of borrowings		299,000
TFA Facility 1 | Danish ship finance
Liquidity And Capital Resources [Line Items]
Value of borrowings		150,000
TFA Facility 1 | China export import Bank
Liquidity And Capital Resources [Line Items]
Value of borrowings		96,000
TFA Facility 1 | KfW-IPEX Bank
Liquidity And Capital Resources [Line Items]
Total balloon payments		44,000
Lease Facility
Liquidity And Capital Resources [Line Items]
Scheduled repayments on lease agreements		16,000
Lease Facility | Bocomm Leasing
Liquidity And Capital Resources [Line Items]
Value of borrowings		$ 76,000
Number of new building vessels on order | item		2
Lease Facility | Bocomm Leasing | Scrubber Installations
Liquidity And Capital Resources [Line Items]
Value of borrowings		$ 11,200